Significant accounting policies - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) member vote	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Maximum days past due when credit risk considered significantly increased	30 days
Maximum days past due when financial asset considered in default	90 days
Residual value percentage of property, plant and equipment		70.00%	40.00%
Depreciation
Significant Accounting Policies [Line Items]
Depreciation expense, effect of change in estimate | $		$ 19,700,000
Bottom of range
Significant Accounting Policies [Line Items]
Cash dividend rate, percentage	30.00%
Governance Period One, 2025-2030
Significant Accounting Policies [Line Items]
Number of members on the board of directors	6
Number of board members appointed by the company	3
Governance Period One, 2025-2030 | Codelco Joint Venture
Significant Accounting Policies [Line Items]
Number of board members appointed by joint venture partner	3
Governance Period Two, 2031-2060
Significant Accounting Policies [Line Items]
Number of members on the board of directors	7
Number of board votes required for reserved matters | vote	5
Minera Tarar SpA | Corfo contract
Significant Accounting Policies [Line Items]
Intangible assets (including identified intangible assets) | $	$ 2,388,252